                United States Securities and Exchange Commission
                              Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [ ];  Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    UBS Swiss Financial Advisers AG
Address: Loewenstrasse 49
         Zurich, Switzerland CH-8098

13F File Number: 28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Adrian Josi
Title: Executive Director
Phone: 41-44-237-8790
       Zurich, Switzerland August 19, 2009

Signature, Place, and Date of Signing:


-------------------------------------
Adrian Josi
Zurich, Switzerland August 19, 2009

Name:  Markus Kaelin
Title: Director
Phone: 41-44-237-8761
       Zurich, Switzerland August 19, 2009

Signature, Place, and Date of Signing:


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Markus Kaelin
Zurich, Switzerland August 19, 2009

Report Type (Check only one):

[ ]  13F Holdings Report
[x]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ------
28-10396               UBS AG